Additional Disclosures in the Statement of Cash Flows - Summary of Reconciliation of Cash and Cash Equivalents (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of cash and cash equivalents [line items]
Cash and deposits in banks	$ 100,680,063	$ 115,012,597	$ 80,770,127
Debt securities at fair value			46,368
Other debt securities	46,411,189	85,644,351	45,447,458
Loans and other financing	299,475	290,803	213,207
Cash and cash equivalents	$ 147,390,727	$ 200,947,751	$ 126,477,160	$ 147,587,525